Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31, 2024	As of December 31, 2023

Accounts receivable	$130,345	$100,967
Less: Allowance for credit losses for accounts receivable	(3,045)	(3,269)
Total	$127,300	$97,698

Schedule of Movement of Allowance for Credit Losses

Movement of allowance of credit losses for accounts receivable

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022

Beginning balance	$3,269	$3,115	$2,398
(Recovery of) provision for credit losses	(61)	608	1,130
Written-off	(117)	(401)	(178)
Exchange rate effect	(46)	(53)	(235)
Ending balance	$3,045	$3,269	$3,115